Income Taxes - Relationship Between Tax Expense and Profit Before Tax (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax rates
Tax rate		26.50%	26.40%	26.40%
Corporate income tax rate	15.00%	15.00%	15.00%	15.00%
Solidarity surcharge		5.50%	5.50%	5.50%
Trade taxes		10.70%	10.60%	10.60%
Relationship Between Tax Expense and Profit Before Tax
Profit before tax from continuing operations		€ 5,341	€ 4,513	€ 8,505
Tax expense at applicable tax rate		1,418	1,193	2,245
Foreign tax rates		(210)	(134)	(143)
Non-deductible expenses		241	138	141
Tax exempt income		(77)	297	(630)
Withholding taxes		297	176	199
Research and development and foreign tax credits		(89)	(84)	(73)
Prior-year taxes		(8)	4	18
Assessment of deferred tax assets, research and development tax credits, and foreign tax credits		138	(124)	(36)
Other		31	(20)	(39)
Total income tax expense		€ 1,741	€ 1,446	€ 1,682
Effective tax rate (in %)		32.60%	32.00%	19.80%